Inventory, Net (Details) - Schedule of Inventory - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of inventory [Abstract]
Raw materials	$ 635,395	$ 989,043
Finished goods	2,777,617	1,337,731
Inventory valuation allowance	(69,746)	(120,286)
Total inventory, net	$ 3,343,266	$ 2,206,488